REVENUE FROM CONTRACTS WITH CUSTOMERS	9 Months Ended
Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM CONTRACTS WITH CUSTOMERS
Amer Sports operates primarily in one industry — the design, manufacturing, distribution, selling and marketing of sporting goods, apparel and footwear.
The Group is managed through its global brands supported by regional sales organizations and group wide platforms such as global operations and sourcing, IT and finance.
Amer Sports brands operate in the following key categories:
Technical Apparel, which includes Arc’teryx and Peak Performance.

Outdoor Performance, which includes the Salomon, Atomic, and Armada brands. On May 1, 2024, the Company sold ENVE, which was part of the Outdoor Performance segment. The ENVE business represented less than 1% of the Company’s net revenue and was not considered material to the Company's consolidated results of operations.
Ball & Racquet Sports, which includes Wilson, Demarini, Louisville Slugger, Evoshield, and ATEC.
Geographic revenues are presented according to customers’ location.
GEOGRAPHIC BREAKDOWN OF REVENUES

	Three months ended September 30,		Nine months ended September 30,
In millions	2024	2023	2024	2023
EMEA[1]	$428.5	$413.0	$1,022.2	$1,003.0
Americas[2]	487.8	455.0	1,274.6	1,237.7
Greater China[3]	312.9	200.5	914.2	595.3
Asia Pacific[4]	124.6	84.6	336.8	236.9
Total	$1,353.8	$1,153.1	$3,547.8	$3,072.9
[1]Consists of Europe, the Middle East and Africa. The revenue generated in this region primarily consists of sales in France, Germany, the UK, Austria, Switzerland, Sweden, Norway, Italy and Spain. No country in the region generated more than 10% of the total Group revenue in any of the periods presented.
[2]Consists of the United States, Canada and certain countries in Latin America. Revenue generated in the United States comprised 27% and 29% of the total Group revenue for the three months ended September 30, 2024, and 2023, respectively, and 27% and 31% of the total Group revenue for the nine months ended September 30, 2024, and 2023, respectively. Except for the United States, no country in the region generated more than 10% of the total Group revenue in any of the periods presented.
[3]Consists of Mainland China, Hong Kong, Taiwan and Macau. Revenue generated in Mainland China comprised 22% and 17% of the total Group revenue for the three months ended September 30, 2024, and 2023, respectively, and 24% and 18% of the total Group revenue for the nine months ended September 30, 2024, and 2023, respectively. Except for Mainland China, no country in the region generated more than 10% of the total Group revenue in any of the periods presented.
[4]Excludes Greater China. The Company has its own sales companies in Japan, South Korea, Australia and Malaysia. No country in the region generated more than 10% of the total Group revenue in any of the periods presented.
BREAKDOWN OF REVENUES BY SEGMENT

	Three months ended September 30,		Nine months ended September 30,
In millions	2024	2023	2024	2023
Technical Apparel	$520.0	$388.7	$1,449.3	$1,054.7
Outdoor Performance	533.6	494.6	1,241.2	1,148.6
Ball & Racquet Sports	300.2	269.8	857.3	869.6
Total	$1,353.8	$1,153.1	$3,547.8	$3,072.9
BREAKDOWN OF REVENUES BY CHANNEL

	Three months ended September 30,		Nine months ended September 30,
In millions	2024	2023	2024	2023
Wholesale	$874.0	$812.0	$2,113.6	$2,052.8
DTC	479.8	341.1	1,434.2	1,020.1
Total	$1,353.8	$1,153.1	$3,547.8	$3,072.9
The Company did not recognize 10% or more of total revenue with any single customer in any of the periods presented.
CONTRACT BALANCES
Contract liabilities amounted to $48.4 million and $25.0 million, as of September 30, 2024 and December 31, 2023 respectively, and primarily relate to deferred revenue as well as accrued discounts and rebates. The Company expects that these contract liabilities will result in revenue within one year.